Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value begining		$ 2,601,480
Change in valuation inputs or other assumptions		796,615
Fair value ending	2,601,480	3,398,095
Initial measurement on December 13, 2019 (Initial Public Offering)	2,349,781
Measurement on December 18, 2019 (Over-Allotment)	215,587
Change in valuation inputs or other assumptions	36,112
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value begining		6,476,686
Change in valuation inputs or other assumptions		(841,686)
Fair value ending	6,476,686	5,635,000
Initial measurement on December 13, 2019 (Initial Public Offering)	5,420,671
Measurement on December 18, 2019 (Over-Allotment)	813,101
Change in valuation inputs or other assumptions	242,914
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value begining		9,078,166
Change in valuation inputs or other assumptions		(45,071)
Fair value ending	9,078,166	$ 9,033,095
Initial measurement on December 13, 2019 (Initial Public Offering)	7,770,452
Measurement on December 18, 2019 (Over-Allotment)	1,028,688
Change in valuation inputs or other assumptions	$ 279,026